TETON Westwood Equity Fund
Schedule of Investments—June 30, 2024 (Unaudited)
1
__________
Shares
Market
Value
COMMON STOCKS  — 99.8%
Aerospace  — 2.0%
3,091 General Dynamics Corp. ................................... $ 896,823
Air Freight and Logistics  — 2.3%
3,374 FedEx Corp. ....................................................... 1,011,660
Banking  — 3.0%
33,328 Bank of America Corp. ...................................... 1,325,455
Business Services  — 2.0%
3,280 Visa Inc., Cl. A .................................................... 860,902
Commercial Services and Supplies  — 1.1%
2,176 Waste Management Inc. .................................... 464,228
Computer Hardware  — 4.0%
6,301 Apple Inc. ........................................................... 1,327,117
12,180 HP Inc. ................................................................ 426,543
1,753,660
Computer Software and Services  — 12.4%
2,942 Accenture plc, Cl. A ........................................... 892,632
5,039 Alphabet Inc., Cl. A ........................................... 917,854
2,396 CACI International Inc., Cl. A† ......................... 1,030,592
3,617 Microsoft Corp. .................................................. 1,616,618
3,953 Salesforce Inc. ..................................................... 1,016,316
5,474,012
Consumer Products  — 1.0%
4,123 Church & Dwight Co. Inc. ................................ 427,473
Diversified Industrial  — 2.1%
4,209 Honeywell International Inc. ............................ 898,790
Electronics  — 1.9%
9,146 Microchip Technology Inc. ................................ 836,859
Energy and Energy Services  — 2.0%
3,642 EOG Resources Inc. ........................................... 458,418
2,751 Valero Energy Corp. .......................................... 431,247
889,665
Energy: Integrated  — 5.6%
7,494 DTE Energy Co. ................................................. 831,909
11,358 NextEra Energy Inc. .......................................... 804,260
10,702 WEC Energy Group Inc. ................................... 839,679
2,475,848
Energy: Oil  — 4.8%
5,434 Chevron Corp. ................................................... 849,986
3,502 ConocoPhillips ................................................... 400,559
7,461 Exxon Mobil Corp. ............................................ 858,910
2,109,455
Equipment and Supplies  — 6.9%
6,545 Boise Cascade Co. .............................................. 780,295
3,604 Danaher Corp. ................................................... 900,459
2,377 Hubbell Inc. ........................................................ 868,746
1,880 Littelfuse Inc. ...................................................... 480,509
3,030,009
Financial Services  — 16.8%
11,632 American International Group Inc. .................. 863,560
3,417 Arthur J. Gallagher & Co. ................................. 886,062
2,152 Berkshire Hathaway Inc., Cl. B† ....................... 875,434
Shares
Market
Value
6,902 JPMorgan Chase & Co., CDI ............................. $ 1,395,999
12,025 The Charles Schwab Corp. ................................ 886,122
2,594 The Goldman Sachs Group Inc. ........................ 1,173,318
2,164 The Progressive Corp. ....................................... 449,484
14,892 Wells Fargo & Co. .............................................. 884,436
7,414,415
Food and Beverage  — 4.8%
879 Domino's Pizza Inc. ........................................... 453,854
5,174 PepsiCo Inc. ........................................................ 853,348
4,423 The Hershey Co. ................................................ 813,080
2,120,282
Health Care  — 10.9%
12,111 Abbott Laboratories ........................................... 1,258,454
4,251 Becton Dickinson & Co. .................................... 993,501
9,595 Johnson & Johnson ............................................ 1,402,405
2,282 UnitedHealth Group Inc. .................................. 1,162,132
4,816,492
Real Estate  — 3.7%
6,408 Federal Realty Investment Trust, REIT ............ 647,016
8,615 Prologis Inc., REIT ............................................. 967,550
1,614,566
Retail  — 10.6%
5,600 Darden Restaurants Inc. .................................... 847,392
5,229 Dollar General Corp. ......................................... 691,431
3,341 McDonald's Corp. .............................................. 851,420
875 O'Reilly Automotive Inc.† ................................. 924,053
1,331 The Home Depot Inc. ........................................ 458,183
13,306 Walmart Inc. ....................................................... 900,949
4,673,428
Transportation  — 1.9%
3,728 Union Pacific Corp. ............................................ 843,497
TOTAL COMMON STOCKS ......................... 43,937,519
SHORT TERM INVESTMENT  — 0.2%
Other Investment Companies  — 0.2%
100,242 Dreyfus Treasury Securities Cash
Management, 5.180%* .................................... 100,242
TOTAL INVESTMENTS — 100.0%
(Cost $36,701,970) ........................................... $ 44,037,761
* 1 day yield as of June 30, 2024.
† Non-income producing security.
CDI CHESS (Australia) Depository Interest
REIT Real Estate Investment Trust